Schedule I — Parent Company Financial Information - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash	$ 3,235
Investment in subsidiaries, net	1,856,796	3,697,532
TOTAL ASSETS	1,860,031	3,697,532
LIABILITIES
Due to related party	425,412	50,411
TOTAL LIABILITIES	425,412	50,411
EQUITY:
Share capital	50	50
Additional paid in capital	(50)	(50)
Retained earnings	2,024,968	3,956,211
Accumulated other comprehensive loss	(590,349)	(309,090)
TOTAL SHAREHOLDERS’ EQUITY	1,434,619	3,647,121
TOTAL LIABILITIES AND EQUITY	$ 1,860,031	$ 3,697,532